Shareholders’ equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Jul. 31, 2022
Equity [Abstract]
Schedule of shares issued and outstanding reverse recapitalization

The following table presents the number of the Company’s ordinary shares issued and outstanding immediately following the Reverse Recapitalization:

Ordinary Shares
8i ordinary shares outstanding prior to Reverse Recapitalization	11,073,500
Less: redemption of 8i ordinary shares	(6,033,455)
Conversion of 8i rights	891,725
Shares issued to service providers	260,000
Conversion of EHL ordinary shares into 8i ordinary shares	14,000,000
Total shares outstanding	20,191,770

The following table presents the number of the Company’s ordinary shares issued and outstanding immediately following the Reverse Recapitalization:

Ordinary Shares
8i ordinary shares outstanding prior to Reverse Recapitalization	11,073,500
Less: redemption of 8i ordinary shares	(6,033,455)
Conversion of 8i rights	891,725
Shares issued to service providers	260,000
Conversion of EHL ordinary shares into 8i ordinary shares	14,000,000
Total shares outstanding	20,191,770

Schedule of warrant activities

The summary of warrants activity is as follows:

	Warrants Outstanding	Ordinary Shares Issuable	Weighted Average Exercise Price	Average Remaining Contractual Life
December 31, 2021	-	-	$11.50	4.88
Granted	8,917,250	4,458,625	-	-
December 31, 2022	8,917,250	4,458,625	$11.50	4.88
Granted	-	-	-	-
March 31, 2023 (unaudited)	8,917,250	4,458,625	$11.50	4.63

The summary of warrants activity is as follows:

	Warrants Outstanding	Ordinary Shares Issuable	Weighted Average Exercise Price		Average Remaining Contractual Life
December 31, 2021	-		$-		-
Granted	8,917,250	4,458,625		$11.50		5.00
Forfeited	-		$-		-
Exercised	-			$-		-
December 31, 2022	8,917,250	4,458,625		$11.50		4.88

Schedule of earnout shares for triggering event

The fair value of the Earnout Shares for Triggering Event 1 and 2 was estimated using the following assumptions:

Closing date	November 17, 2022
Share price of the Company as of closing date	$5.21
Average daily return rate	0.02%
Daily volatility for Triggering Event 1	4.74%
Daily volatility for Triggering Event 2	4.30%
Risk-free rate for Triggering Event 1	4.75%
Risk-free rate for Triggering Event 2	4.49%
Grant Price for Trigging Event 1	$15.0
Grant Price for Trigging Event 2	$20.0

The fair value of the Earnout Shares for Triggering Event 1 and 2 was estimated using the following assumptions:

Closing date	November 17, 2022
Share price of the Company as of closing date	$5.21
Average daily return rate	0.02%
Daily volatility for Triggering Event 1	4.74%
Daily volatility for Triggering Event 2	4.30%
Risk-free rate for Triggering Event 1	4.75%
Risk-free rate for Triggering Event 2	4.49%
Grant Price for Trigging Event 1	$15.0
Grant Price for Trigging Event 2	$20.0

Schedule of reverse recapitalization

The following table presents the number of the Company’s ordinary shares issued upon the Reverse Recapitalization:

Ordinary Shares
8i ordinary shares outstanding prior to Reverse Recapitalization	11,073,500
Less: redemption of 8i ordinary shares	(6,033,455)
Conversion of 8i rights	891,725
Shares issued to service providers	260,000
Total shares issued upon the Reverse Recapitalization	6,191,770